Related parties transactions - Balance Sheets and Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance Sheets and transactions
Current Trade receivables	R$ 36,727	R$ 28,632
Current Trade payables	1,804	7,140
Income	118,040	88,403
Expenses	(28,036)	(58,572)
Administrators
Balance Sheets and transactions
Income	541	221
Holding
Balance Sheets and transactions
Current Trade receivables	3
Current Trade payables	128	141
Income	901	374
Expenses	(13,624)	(14,177)
IPLF
Balance Sheets and transactions
Income	4	28
Central
Balance Sheets and transactions
Income		4,056
Nemonorte
Balance Sheets and transactions
Expenses	(491)	(1,233)
Bexma
Balance Sheets and transactions
Current Trade receivables	1
Income	10	13
Lazam-MDS
Balance Sheets and transactions
Expenses	(31)	(372)
Ecofuturo
Balance Sheets and transactions
Current Trade receivables		4
Current Trade payables	33	45
Income	2	5
Expenses	(4,186)	(3,789)
Ibema
Balance Sheets and transactions
Current Trade receivables	36,721	28,628
Current Trade payables	1,643	6,954
Income	116,566	83,706
Expenses	(9,314)	(38,707)
Bizma
Balance Sheets and transactions
Current Trade receivables	2
Income	16
Mabex
Balance Sheets and transactions
Expenses	R$ (390)	R$ (294)